SEGMENTED INFORMATION - Revenues From Mining Operations and Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEGMENTED INFORMATION
Revenue	$ 5,741,162	$ 3,869,625
Production Costs	(2,643,321)	(1,773,121)
Impairment Loss	(55,000)
Segment Income (Loss)	2,771,724	1,943,990
Corporate and other:
Amortization of property, plant and mine development	(1,094,691)	(738,129)
General and administrative	(220,861)	(142,003)
Finance costs	(82,935)	(92,042)
Loss on derivative financial instruments	(90,692)	(11,103)
Foreign currency translation gain (loss)	16,081	(5,672)
Care and Maintenance Expenses	41,895
Other expenses	(141,308)	(22,318)
Income before income and mining taxes	1,115,423	932,723
Asset
Total assets	23,494,808	10,216,090
Operating segment
SEGMENTED INFORMATION
Revenue	5,741,162	3,869,625
Production Costs	(2,643,321)	(1,773,121)
Exploration and Corporate Development	(271,117)	(152,514)
Impairment Loss	(55,000)
Segment Income (Loss)	2,771,724	1,943,990
Corporate and others
Corporate and other:
Amortization of property, plant and mine development	(1,094,691)
General and administrative	(220,861)
Finance costs	(82,935)
Loss on derivative financial instruments	(90,692)
Foreign currency translation gain (loss)	16,081
Care and Maintenance Expenses	(41,895)
Other expenses	(141,308)
Income before income and mining taxes	1,115,423
Asset
Total assets	1,057,902	593,547
LaRonde mine | Operating segment
SEGMENTED INFORMATION
Revenue	553,931	654,577
Production Costs	(213,393)	(232,392)
Segment Income (Loss)	340,538	422,185
Asset
Total assets	987,821	946,218
LaRonde Zone 5 mine | Operating segment
SEGMENTED INFORMATION
Revenue	129,569	121,236
Production Costs	(72,096)	(56,380)
Segment Income (Loss)	57,473	64,856
Asset
Total assets	115,404	93,699
Canadian Malartic Complex | Operating segment
SEGMENTED INFORMATION
Revenue	575,938	645,607
Production Costs	(235,735)	(242,589)
Exploration and Corporate Development	(9,749)	(5,367)
Segment Income (Loss)	330,454	397,651
Asset
Total assets	1,582,406	1,508,675
Goldex mine | Operating segment
SEGMENTED INFORMATION
Revenue	250,512	241,404
Production Costs	(103,830)	(96,181)
Segment Income (Loss)	146,682	145,223
Asset
Total assets	339,390	315,266
Meliadine mine | Operating segment
SEGMENTED INFORMATION
Revenue	677,713	678,766
Production Costs	(318,141)	(250,822)
Segment Income (Loss)	359,572	427,944
Asset
Total assets	2,323,873	2,299,564
Kittila mine | Operating segment
SEGMENTED INFORMATION
Revenue	407,669	414,656
Production Costs	(210,661)	(192,742)
Segment Income (Loss)	197,008	221,914
Asset
Total assets	1,647,353	1,600,278
Detour Lake mine | Operating segment
SEGMENTED INFORMATION
Revenue	1,188,741
Production Costs	(489,703)
Segment Income (Loss)	699,038
Asset
Total assets	9,120,416
Macassa mine | Operating segment
SEGMENTED INFORMATION
Revenue	327,028
Production Costs	(129,774)
Segment Income (Loss)	197,254
Asset
Total assets	2,266,891
Fosterville mine | Operating segment
SEGMENTED INFORMATION
Revenue	645,371
Production Costs	(204,649)
Segment Income (Loss)	440,722
Asset
Total assets	1,224,645
Meadowbank Complex | Operating segment
SEGMENTED INFORMATION
Revenue	645,021	592,835
Production Costs	(442,681)	(408,863)
Segment Income (Loss)	202,340	183,972
Asset
Total assets	1,387,335	1,195,060
Hope Bay project | Operating segment
SEGMENTED INFORMATION
Revenue		115,439
Production Costs		(83,118)
Segment Income (Loss)		32,321
Pinos Altos mine | Operating segment
SEGMENTED INFORMATION
Revenue	199,830	259,446
Production Costs	(144,489)	(141,488)
Segment Income (Loss)	55,341	117,958
Asset
Total assets	463,823	466,334
Creston Mascota mine | Operating segment
SEGMENTED INFORMATION
Revenue	4,476	27,784
Production Costs	(1,943)	(8,165)
Segment Income (Loss)	2,533	19,619
Asset
Total assets	4,864	5,068
La India mine | Operating segment
SEGMENTED INFORMATION
Revenue	135,219	117,875
Production Costs	(76,226)	(60,381)
Impairment Loss	(55,000)
Segment Income (Loss)	3,993	57,494
Asset
Total assets	150,967	233,376
Exploration | Operating segment
SEGMENTED INFORMATION
Revenue	144
Exploration and Corporate Development	(261,368)	(147,147)
Segment Income (Loss)	(261,224)	(147,147)
Asset
Total assets	$ 821,718	$ 959,005